Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 39,689	$ 31,441	$ 29,331
Interest-bearing deposits in banks	478,543	263,540	1,139,890
Total cash and cash equivalents	518,232	294,981	1,169,221
Investment securities:
Available for sale, at fair value	1,850,526	1,903,922	2,041,605
Held to maturity	190,615	189,518	32,928
Other investments	133,282	98,392	129,056
Total investment securities	2,174,423	2,191,832	2,203,589
Loans held for sale	3,178,597	2,725,286	1,237,665
Loans and leases held for investment:
Covered by loss share or indemnification agreements	727,708	841,146	1,156,430
Not covered by loss share or indemnification agreements	7,057,722	5,678,135	4,942,838
Loans and leases held for investment, net of unearned income	7,785,430	6,519,281	6,099,268
Allowance for loan and lease losses	(77,393)	(77,765)	(93,689)
Total loans and leases held for investment, net	7,708,037	6,441,516	6,005,579
Equipment under operating leases, net	61,811	56,399	19,838
Mortgage servicing rights (MSR), net	415,962	489,496	573,196
Deferred income taxes, net	163,561	151,634	133,325
Premises and equipment, net	52,037	43,738	44,052
Other assets	768,164	646,796	621,421
Total Assets	15,040,824	13,041,678	12,007,886
Deposits
Noninterest-bearing	1,356,769	1,234,615	1,136,619
Interest-bearing	9,446,974	9,031,148	8,546,435
Deposits	10,803,743	10,265,763	9,683,054
Other borrowings	2,503,636	1,257,879	887,389
Trust preferred securities	103,750	103,750	113,750
Accounts payable and accrued liabilities	448,326	446,621	310,495
Total Liabilities	13,859,455	12,074,013	10,994,688
Commitments and Contingencies (Note 14)
Shareholders' Equity
Common Stock, $0.01 par value	1,165	751	747
Additional paid-in capital	762,422	561,247	556,001
Retained earnings	530,876	513,413	461,503
Accumulated other comprehensive income (loss) (AOCI)	(113,094)	(107,749)	(5,056)
Total Shareholders' Equity	1,181,369	967,665	1,013,198
Total Liabilities and Shareholders' Equity	15,040,824	13,041,678	12,007,886
Series A Preferred Stock
Shareholders' Equity
Cumulative Convertible Preferred Stock	0	2	2
Series B Preferred Stock
Shareholders' Equity
Cumulative Convertible Preferred Stock	$ 0	$ 1	$ 1